Policyholders' Account Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional Liability, Long-Duration Insurance [Roll Forward]
Balance, beginning of period	$ 69,628,318	$ 52,986,700
Transfer (to) from separate account	541,984	481,062	$ 1,190,696
Unearned revenue reserve	5,064,778	4,415,187	3,741,426
Other	110,786	107,324	102,583
Total Policyholders' account balance	$ 86,592,965	$ 69,628,318	$ 52,986,700
Weighted-average crediting rate	2.02%	2.23%	2.12%
Net amount at risk	$ 366,953,070	$ 345,969,582	$ 323,508,447
Cash surrender value	74,963,971	60,772,383	44,474,822
Total
Additional Liability, Long-Duration Insurance [Roll Forward]
Balance, beginning of period	65,105,807	49,142,691	38,744,220
Deposits	15,571,545	15,688,604	9,363,655
Interest credited	1,477,389	1,309,522	901,157
Policy charges	(1,981,066)	(1,869,445)	(1,842,450)
Surrenders and withdrawals	(3,147,489)	(2,115,797)	(1,591,318)
Benefit payments	(249,278)	(156,746)	(164,392)
Transfer (to) from separate account	541,984	481,062	1,190,696
Change in market value and other adjustments	4,098,509	2,625,916	2,541,123
Balance, end of period	81,417,401	65,105,807	49,142,691
Total Policyholders' account balance		65,105,807	49,142,691
Fixed Annuities
Additional Liability, Long-Duration Insurance [Roll Forward]
Balance, beginning of period	11,197,337	6,164,313	3,575,823
Deposits	5,877,276	5,215,817	2,612,775
Interest credited	371,237	222,516	101,192
Policy charges	(53,687)	(5,290)	(8,438)
Surrenders and withdrawals	(932,262)	(554,653)	(229,843)
Benefit payments	(112,631)	(55,956)	(50,522)
Transfer (to) from separate account	0	0	0
Change in market value and other adjustments	266,360	210,590	163,326
Balance, end of period	$ 16,613,630	11,197,337	6,164,313
Total Policyholders' account balance		$ 11,197,337	$ 6,164,313
Weighted-average crediting rate	2.67%	2.56%	2.08%
Net amount at risk	$ 1	$ 11	$ 15
Cash surrender value	15,072,015	9,863,990	5,307,537
Variable Annuties
Additional Liability, Long-Duration Insurance [Roll Forward]
Balance, beginning of period	33,217,331	22,810,665	16,432,032
Deposits	7,229,457	8,315,212	4,633,727
Interest credited	700,947	516,018	243,908
Policy charges	(74,755)	(32,987)	(23,368)
Surrenders and withdrawals	(1,129,264)	(782,216)	(516,039)
Benefit payments	(23,656)	(30,427)	(30,461)
Transfer (to) from separate account	(9,237)	100,193	15,121
Change in market value and other adjustments	3,301,161	2,320,873	2,055,745
Balance, end of period	$ 43,211,984	33,217,331	22,810,665
Total Policyholders' account balance		$ 33,217,331	$ 22,810,665
Weighted-average crediting rate	1.83%	1.72%	1.40%
Net amount at risk	$ 0	$ 0	$ 0
Cash surrender value	41,954,173	31,516,776	20,490,433
Variable / Universal Life
Additional Liability, Long-Duration Insurance [Roll Forward]
Balance, beginning of period	20,691,139	20,167,713	18,736,365
Deposits	2,464,812	2,157,575	2,117,153
Interest credited	405,205	570,988	556,057
Policy charges	(1,852,624)	(1,831,168)	(1,810,644)
Surrenders and withdrawals	(1,085,963)	(778,928)	(845,436)
Benefit payments	(112,991)	(70,363)	(83,409)
Transfer (to) from separate account	551,221	380,869	1,175,575
Change in market value and other adjustments	530,988	94,453	322,052
Balance, end of period	$ 21,591,787	20,691,139	20,167,713
Total Policyholders' account balance		$ 20,691,139	$ 20,167,713
Weighted-average crediting rate	1.92%	2.79%	2.86%
Net amount at risk	$ 366,953,069	$ 345,969,571	$ 323,508,432
Cash surrender value	17,937,783	19,391,617	18,676,852
Variable Life
Additional Liability, Long-Duration Insurance [Roll Forward]
Transfer (to) from separate account	$ 551,221	$ 380,869	1,175,575
Policy loans | Variable Life
Additional Liability, Long-Duration Insurance [Roll Forward]
Transfer (to) from separate account			$ 900,000